MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
227,944	iShares Expanded Tech-Software Sector ETF(a)(b)	$20,585,623
650,310	iShares U.S. Home Construction ETF(a)	66,351,129
3,156,863	State Street Communication Services Select Sector SPDR ETF(a)	379,076,109
2,101,190	State Street Consumer Discretionary Select Sector SPDR ETF(a)	254,601,192
7,590,438	State Street Financial Select Sector SPDR ETF(a)	405,633,007
2,888,325	State Street Health Care Select Sector SPDR ETF(a)	446,939,411
1,620,880	State Street Materials Select Sector SPDR ETF(a)	79,860,758
5,564,318	State Street Technology Select Sector SPDR ETF(a)	800,594,073
68,558	VanEck Semiconductor ETF(a)	27,660,411
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,040,410,551)	2,481,301,713

	SHORT-TERM INVESTMENTS — 4.5%
	COLLATERAL FOR SECURITIES LOANED - 4.1%
102,218,091	State Street Navigator Securities Lending Government Money Market Portfolio, 3.71% (Cost $102,218,091)(c),(d)	102,218,091

	MONEY MARKET FUNDS - 0.4%
9,769,482	State Street Institutional Treasury Money Market Fund, Premier Class, 3.63% (Cost $9,769,482)(d)	9,769,482

	TOTAL SHORT-TERM INVESTMENTS (Cost $111,987,573)	111,987,573

	TOTAL INVESTMENTS - 104.1% (Cost $2,152,398,124)	$2,593,289,286
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	(103,292,742)
	NET ASSETS - 100.0%	$2,489,996,544

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2026 was $152,465,518.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $102,218,091 at January 31, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $55,887,442.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2026.

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MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 0.9%
59,400	Trade Desk, Inc. (The), Class A(a)	$1,801,602

	AEROSPACE & DEFENSE - 9.0%
6,329	AeroVironment, Inc.(a)	1,761,930
4,777	Axon Enterprise, Inc.(a)	2,310,062
30,246	CAE, Inc.	969,082
2,386	Curtiss-Wright Corporation	1,566,862
1,594	Elbit Systems Ltd.	1,119,897
2,386	General Dynamics Corporation	837,701
2,386	Huntington Ingalls Industries, Inc.	1,003,337
22,286	Karman Holdings, Inc.(a),(b)	2,313,287
19,900	Kratos Defense & Security Solutions, Inc.(a)	2,049,899
3,183	Moog, Inc., Class A	971,929
7,960	Woodward, Inc.	2,530,006
		17,433,992
	COMMERCIAL SUPPORT SERVICES - 0.6%
19,900	TriNet Group, Inc.	1,218,676

	DIVERSIFIED INDUSTRIALS - 0.8%
1,584	Parker-Hannifin Corporation	1,482,371

	E-COMMERCE DISCRETIONARY - 3.7%
1,589	MercadoLibre, Inc.(a)	3,412,838
11,143	PDD Holdings, Inc. - ADR(a)	1,126,000
21,355	Sea Ltd. - ADR(a)	2,487,644
		7,026,482
	ELECTRIC UTILITIES - 5.5%
9,189	Constellation Energy Corporation	2,579,169
7,960	NRG Energy, Inc.	1,214,935
7,960	Ormat Technologies, Inc.	994,522
8,757	Talen Energy Corporation(a)	3,050,588
18,306	Vistra Corporation	2,898,755
		10,737,969

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ELECTRICAL EQUIPMENT - 11.9%
34,226	AAON, Inc.	$3,116,619
5,569	Argan, Inc.	1,933,056
12,737	BWX Technologies, Inc.	2,616,562
3,980	GE Vernova, Inc.	2,890,952
12,672	Keysight Technologies, Inc.(a)	2,741,334
8,757	Modine Manufacturing Company(a)	1,617,068
24,552	Ralliant Corporation	1,300,519
7,163	Rockwell Automation, Inc.	3,020,278
27,720	Trimble, Inc.(a)	1,873,872
11,143	Vertiv Holdings Company, Class A	2,074,604
		23,184,864
	HEALTH CARE FACILITIES & SERVICES - 1.6%
20,692	HealthEquity, Inc.(a)	1,772,684
55,715	Progyny, Inc.(a)	1,329,917
		3,102,601
	INSURANCE - 1.7%
7,163	Arthur J Gallagher & Company	1,786,237
30,246	Ryan Specialty Holdings, Inc.	1,460,277
		3,246,514
	INTERNET MEDIA & SERVICES - 6.4%
28,512	Cargurus, Inc.(a)	923,789
13,464	DoorDash, Inc., Class A(a)	2,755,004
7,128	Expedia Group, Inc.	1,887,780
13,504	Netflix, Inc.(a)	1,127,449
11,088	Roku, Inc.(a)	1,055,578
42,978	Uber Technologies, Inc.(a)	3,440,388
61,776	Upwork, Inc.(a)	1,237,373
		12,427,361
	LEISURE FACILITIES & SERVICES - 1.9%
206,138	Sportradar Group A.G.(a)	3,733,159

	MACHINERY - 3.9%
8,712	Crane Company	1,591,160
3,980	CSW Industrials, Inc.	1,074,520

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 3.9% (Continued)
24,552	Graco, Inc.	$2,144,126
11,123	John Bean Technologies Corporation	1,749,759
3,168	Kadant, Inc.	1,017,055
		7,576,620
	MEDICAL EQUIPMENT & DEVICES - 7.4%
8,712	Agilent Technologies, Inc.	1,166,101
17,424	Dexcom, Inc.(a)	1,272,649
28,512	Haemonetics Corporation(a)	1,900,610
14,305	Insulet Corporation(a)	3,659,363
1,584	Intuitive Surgical, Inc.(a)	798,684
797	Mettler-Toledo International, Inc.(a)	1,094,472
62,081	Veracyte, Inc.(a)	2,364,044
5,544	Waters Corporation(a)	2,055,272
		14,311,195
	RENEWABLE ENERGY - 0.4%
3,183	First Solar, Inc.(a)	717,830

	SEMICONDUCTORS - 8.1%
9,516	Advanced Micro Devices, Inc.(a)	2,252,723
5,564	Analog Devices, Inc.	1,729,736
13,464	Marvell Technology, Inc.	1,062,579
11,350	Micron Technology, Inc.	4,708,889
9,504	Onto Innovation, Inc.(a)	1,920,283
5,544	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,832,625
9,549	Teradyne, Inc.	2,301,786
		15,808,621
	SOFTWARE - 20.3%
14,326	Autodesk, Inc.(a)	3,622,616
64,144	Bentley Systems, Inc., Class B	2,252,737
408,648	BlackBerry Ltd.(a)	1,458,873
128,142	Clear Secure, Inc., Class A	4,179,992
11,915	Cloudflare, Inc., Class A(a)	2,113,125
7,215	Crowdstrike Holdings, Inc., Class A(a)	3,184,737
4,777	CyberArk Software Ltd.(a)	2,058,075

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 20.3% (Continued)
78,793	Doximity, Inc., Class A(a)	$2,952,374
66,585	Gen Digital, Inc.	1,597,374
61,776	Hinge Health, Inc.(a)	2,155,982
12,672	Okta, Inc.(a)	1,070,531
8,757	Palo Alto Networks, Inc.(a)	1,549,726
10,346	Paycom Software, Inc.	1,394,124
19,900	Qualys, Inc.(a)	2,624,810
81,728	SailPoint, Inc.(a)(b)	1,282,312
1,594	Tyler Technologies, Inc.(a)	588,824
32,472	Varonis Systems, Inc.(a)	968,964
9,529	Veeva Systems, Inc., Class A(a)	1,943,154
35,640	Waystar Holding Corporation(a)	946,598
9,161	Zscaler, Inc.(a)	1,832,292
		39,777,220
	TECHNOLOGY HARDWARE - 6.3%
10,346	Ciena Corporation(a)	2,605,227
3,168	Fabrinet(a)	1,550,546
5,569	Garmin Ltd.	1,122,933
6,366	Lumentum Holdings, Inc.(a)	2,494,454
3,960	Seagate Technology Holdings PLC	1,614,452
60,192	Viavi Solutions, Inc.(a)	1,472,296
5,544	Western Digital Corporation	1,387,275
		12,247,183
	TECHNOLOGY SERVICES - 8.7%
7,163	Automatic Data Processing, Inc.	1,767,972
1,594	CACI International, Inc., Class A(a)	989,205
11,940	Equifax, Inc.	2,404,716
3,183	Fair Isaac Corporation(a)	4,657,270
3,980	Leidos Holdings, Inc.	749,354
5,569	Moody's Corporation	2,871,154
14,326	Paychex, Inc.	1,477,440
25,469	TransUnion	2,012,560
		16,929,671

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

	TOTAL COMMON STOCKS (Cost $196,516,731)	$192,763,931

	SHORT-TERM INVESTMENTS — 1.6%
	COLLATERAL FOR SECURITIES LOANED - 0.6%
1,213,658	State Street Navigator Securities Lending Government Money Market Portfolio, 3.71% (Cost $1,213,658)(c),(d)	1,213,658

	MONEY MARKET FUNDS - 1.0%
1,877,441	State Street Institutional Money Market Fund, Premier Class, 3.63% (Cost $1,877,441)(d)	1,877,441

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,091,099)	3,091,099

	TOTAL INVESTMENTS - 100.7% (Cost $199,607,830)	$195,855,030
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(1,317,343)
	NET ASSETS - 100.0%	$194,537,687

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
Ltd.	- Limited Company
PLC	- Public Limited Company
(a) Non-income producing security.
(b) All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2026 was $2,129,798.
(c) Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $1,213,658 at January 31, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $1,064,938.
(d) Rate disclosed is the seven day effective yield as of January 31, 2026.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
93,352	Franklin FTSE Canada ETF	$4,526,638
209,180	Franklin FTSE China ETF(a)	5,165,700
442,206	iShares Core MSCI Emerging Markets ETF	32,086,467
822,502	iShares Core MSCI International Developed Markets ETF(a)	70,990,148
507,010	iShares Latin America 40 ETF	17,927,874
121,029	iShares MSCI Indonesia ETF	2,136,162
262,990	SPDR Portfolio Emerging Markets ETF	12,939,108
426,345	State Street SPDR Portfolio Europe ETF(a)	23,227,276
138,346	Vanguard FTSE Pacific ETF	13,669,968
	TOTAL EXCHANGE-TRADED FUNDS (Cost $154,389,816)	182,669,341

	SHORT-TERM INVESTMENTS — 27.6%
	COLLATERAL FOR SECURITIES LOANED - 27.3%
50,014,199	State Street Navigator Securities Lending Government Money Market Portfolio, , 3.71% (Cost $50,014,199)(b),(c)	50,014,199

	MONEY MARKET FUNDS - 0.3%
507,801	State Street Institutional Treasury Money Market Fund, Premier Class, 3.63% (Cost $507,801)(c)	507,801

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,522,000)	50,522,000

	TOTAL INVESTMENTS - 127.4% (Cost $204,911,816)	$233,191,341
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.4)%	(50,107,514)
	NET ASSETS - 100.0%	$183,083,827

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2026 was $48,176,965.
(b)	Security was purchased with cash received as collateral for securities on loan at January 31, 2026. Total collateral had a value of $50,014,199 at January 31, 2026.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2026.

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